Financial Instruments - Additional Information (Details) $ in Thousands	12 Months Ended
	Mar. 31, 2024 CAD ($)	Mar. 31, 2023 CAD ($)	Oct. 27, 2022 CAD ($)	Oct. 27, 2022 USD ($)	Aug. 30, 2022 CAD ($)
Disclosure of detailed information about financial instruments [line items]
Unused Capacity on Facility	$ 58,927,000	$ 37,449,000
Maximum amount available			$ 2,708,000	$ 2,000
Percentage change in interest rate on variable rate borrowings	0.10%
Nominal amount of hedging instrument					30,000,000
Increase (decrease) in contingent consideration asset (liability)	$ (3,827,000)	9,157,000
Interest rate					397.00%
Reasonably Increase In Interest Rates Of Borrowings	1.00%
Reasonably Decrease In Interest Rates Of Borrowings	1.00%
Period, Interest BA/CDOR Rate	1 month
LIBOR Advances
Disclosure of detailed information about financial instruments [line items]
Maximum amount available	$ 140,000,000	$ 125,000,000